Share-based compensation - Summary of Weighted Average Assumptions of RPSU Plan Units Under Equity Method (Detail) - Restricted share unit plan [member] - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average fair value of units granted (per unit)	$ 2.77	$ 8.61
Expected life of units (years)	3 Years	3 Years
Expected forfeiture rate	1.00%	5.80%